Loans - Summary of Undrawn Credit Facilities and Other Off Balance Sheet Exposures (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022
Disclosure of internal credit grades [line items]
Credit exposure	$ 433,139		$ 421,510
ECL allowance	184	$ 212		$ 132
Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	380,762		367,581
Retail [member]
Disclosure of internal credit grades [line items]
ECL allowance	93		121
Retail [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	188,290		180,352
Retail [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	188,197		180,231
Retail [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	153,770		149,292
Retail [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	16,539		14,512
Retail [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	13,967		13,256
Retail [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,609		1,924
Retail [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	857		837
Retail [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	35		39
Retail [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	513		492
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	91		82
Business and government [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	192,656		187,432
Business and government [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	192,565		187,350
Business and government [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	132,520		119,190
Business and government [member] | Non investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	58,585		66,986
Business and government [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	966		586
Business and government [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	119		69
Business and government [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	466		601
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	87	87		74
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	374,461		359,769
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	39		38
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	185,345		175,752
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	185,306		175,714
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	153,764		149,286
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	16,492		14,461
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	12,665		10,844
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,766		522
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	153		155
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	505		484
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	48		50
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	189,203		184,105
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	189,155		184,055
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	132,210		119,069
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	56,519		64,446
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	25		15
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	449		575
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	96	124		$ 58
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,148		7,704
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	54		83
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,910		4,561
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,856		4,478
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	6		6
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	47		51
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,302		2,412
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	843		1,402
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	704		682
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	8		8
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	42		32
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,334		3,258
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,292		3,226
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	310		121
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,066		2,540
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	941		571
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	17		26
Stage 3 [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	153		108
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	35		39
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	35		39
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	35		39
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	1
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	119		69
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	118		69
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	119		$ 69
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 1	$ 1